Note 23 - Assets and Liabilities under reinsurance and insurance contracts. Cash flows of Liabilities under Reinsurance and reinsurance contracts (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,951,000,000	€ 10,606,000,000	€ 9,834,000,000
No later than one year [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,227,000,000	1,571,000,000	1,686,000,000
Later than one year and not later than three years member
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	950,000,000	1,197,000,000	1,041,000,000
Later than three year and not later than five years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,616,000,000	1,806,000,000	1,822,000,000
Later Than Five Years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	6,158,000,000	6,032,000,000	5,285,000,000
Total Member
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,951,000,000	€ 10,606,000,000	€ 9,834,000,000